Document and Entity Information	Feb. 04, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001625101
Document Type	8-K
Document Period End Date	Feb. 04, 2021
Entity Registrant Name	Pulse Biosciences, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37744
Entity Tax Identification Number	46-5696597
Entity Address, Address Line One	3957 Point Eden Way
Entity Address, City or Town	Hayward
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94545
City Area Code	(510)
Local Phone Number	906-4600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	PLSE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true